Restructuring, Goodwill Impairment and Other Special Charges (Credits), Net (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring, Goodwill Impairment and Other Special Charges (Credits), Net (Textual) [Abstract]
Restructuring, goodwill impairment and other special charges (credits), net	$ 68	$ (75)	$ 379
Cash proceeds in connection to favorable settlement lawsuit		75
Non cash impairment charges			255
Land held for development, Impairment charges			148
Reduction in inventory values at four properties			64
Write-off of fixed assets related to restructuring			21
Facility exit costs			15
Other costs			7
Impairment of goodwill in the vacation ownership reporting unit			90
Severance and related charges			34
Restructuring accruals recorded in accrued expenses and other liabilities	89
Payments primarily related to the remaining severance accruals	70
Credit associated with the reversal restructuring accruals no longer deemed necessary	$ 2	$ 8